1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details 3) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair value of assets	$ 0	$ 0	$ 0
Level 1 [Member]
Fair value of assets	0	0	0
Level 2 [Member]
Fair value of assets	0	0	0
Level 3 [Member]
Fair value of assets	$ 0	$ 0	$ 0